Investment in Associates (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Rollforward of investment in associate
Beginning balance	$ 23,508
Additions	103
Share of profit of associates	935
Ending balance	$ 24,546